12. Investments (Tables)	12 Months Ended
Dec. 31, 2017
Investments Tables
Summary of the investees' financial statements and equity interest

Company	Equity			Provisioned dividends		Profit (loss) for the year
	2017	2016	2015	2017	(*)	2017	(*)	2016	2015

Sesamm	39,262	37,198	32,313	(643)	-	2,707	-	8,601	6,082
Águas de Andradina (i)	21,432	16,161	15,191	-	800	4,471	(2,040)	1,772	2,371
Águas de Castilho	4,858	3,706	3,449	-	219	933	22	631	773
Saneaqua Mairinque	4,480	4,090	3,560	-	-	390	(153)	723	1,145
Attend Ambiental	5,249	3,925	3,084	-	-	1,324	(80)	841	3,195
Aquapolo Ambiental	18,810	12,340	11,651	-	-	6,470	(53)	689	(4,569)
Paulista Geradora de Energia	8,447	8,469	8,509	-	-	(22)	-	(40)	(114)

Company	Investments		Dividends distributed		Equity in the earnings of subsidiaries				Interest percentage
	2017	2016	2017	(*)	2017	(*)	2016	2015	2017	2016	2015

Sesamm	14,135	13,391	(231)	-	975	-	3,096	2,190	36%	36%	36%
Águas de Andradina	5,818	4,849	-	240	1,341	(612)	532	711	30%	30%	30%
Águas de Castilho	1,465	1,112	-	66	280	7	189	232	30%	30%	30%
Saneaqua Mairinque	1,298	1,227	-	-	117	(46)	217	344	30%	30%	30%
Attend Ambiental	2,326	1,766	-	-	596	(36)	378	1,388	45%	45%	45%
Aquapolo Ambiental	9,191	6,047	-	-	3,170	(26)	338	(2,239)	49%	49%	49%
Paulista Geradora de Energia	2,111	2,117	-	-	(6)	-	(10)	(29)	25%	25%	25%
Total	36,344	30,509	(231)	306	6,473	(713)	4,740	2,597
Other investments	588	587
Overall total	36,932	31,096